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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-4367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	June 30

Date of reporting period:	March 31, 2009

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO
March 31, 2009 (Unaudited)	Columbia High Yield Municipal Fund

	Par ($)	Value ($)*
Municipal Bonds — 92.8%
EDUCATION — 5.0%
Education — 2.0%
CA Municipal Finance Authority
Biola University,
Series 2008,
5.875% 10/01/34	1,500,000	1,210,350
CA Statewide Communities Development Authority
San Francisco Art Institute,
Series 2002,
7.375% 04/01/32	500,000	331,505
FL Broward County Educational Facilities Authority
Nova Southeastern University,
Series 2004,
5.625% 04/01/34	460,000	367,163
PA Higher Education Facilities Authority
Edinboro University,
Series 2008,
5.875% 07/01/38	2,200,000	1,670,262
VT Education & Health Buildings Agency
Vermont Law School Project,
Series 2003 A,
5.500% 01/01/33	500,000	373,865
WI Health & Educational Facilities Authority
Medical College of Wisconsin,
Series 2008 A,
5.250% 12/01/35	5,000,000	4,291,250
WV University
Series 2000 A,
Insured: AMBAC:
(a) 04/01/19	1,250,000	792,063
(a) 04/01/25	2,750,000	1,134,677
Education Total		10,171,135
Prep School — 1.2%
CA Statewide Communities Development Authority
Crossroads School for Arts & Sciences,
Series 1998,
6.000% 08/01/28(b)	915,000	718,348
IL Finance Authority
Chicago Charter School Foundation,
Series 2007,
5.000% 12/01/36	1,750,000	1,065,068

	Par ($)	Value ($)
Municipal Bonds — (continued)
EDUCATION — (continued)
Prep School — (continued)
KY Louisville & Jefferson County Metropolitan Government
Assumption High School, Inc.,
Series 2006,
5.000% 10/01/35	1,500,000	1,143,570
MA Health & Educational Facilities Authority
Learning Center for Deaf Children,
Series 1999 C,
6.100% 07/01/19	1,000,000	842,680
MI Conner Creek Academy
Series 2007,
5.000% 11/01/26	2,540,000	1,708,226
MI Summit Academy North
Series 2005,
5.500% 11/01/35	750,000	444,435
Prep School Total		5,922,327
Student Loan — 1.8%
CT Higher Education Supplemental Loan Authority
Family Education Loan Program,
Series 2005 A, AMT,
Insured: MBIA
4.375% 11/15/21	1,085,000	903,013
MA Educational Financing Authority
Series 2008 H, AMT,
Insured: AGO
6.350% 01/01/30	2,500,000	2,448,925
NE Nebhelp, Inc.
Series 1993 A-6, AMT,
Insured: MBIA
6.450% 06/01/18	4,000,000	4,027,800
NM Educational Assistance Foundation
Series 1996 A-2, AMT,
6.650% 11/01/25	1,915,000	1,915,095
Student Loan Total		9,294,833
EDUCATION TOTAL		25,388,295
HEALTH CARE — 33.9%
Continuing Care Retirement — 17.1%
CA La Verne
Brethren Hillcrest Homes,
Series 2003 B,
6.625% 02/15/25	685,000	545,445
CO Health Facilities Authority
Christian Living Communities,
Series 2006 A:
5.750% 01/01/26	500,000	351,695
5.750% 01/01/37	1,500,000	946,755
Covenant Retirement Communities, Inc.,
Series 2005,
5.000% 12/01/35	2,900,000	1,733,968

	Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
Continuing Care Retirement — (continued)
FL City of Lakeland
Series 2008:
6.250% 01/01/28	675,000	501,397
6.375% 01/01/43	2,250,000	1,535,265
FL Lee County Industrial Development Authority
Shell Point Village,
Series 2007,
5.000% 11/15/29	4,000,000	2,365,040
FL Orange County Health Facilities Authority
Orlando Lutheran:
Series 2005,
5.700% 07/01/26	2,000,000	1,328,420
Series 2007:
5.500% 07/01/32	350,000	214,284
5.500% 07/01/38	1,750,000	1,028,650
FL Palm Beach County Health Facilities Authority
Abbey Delray South,
Series 2003,
5.350% 10/01/14	1,250,000	1,165,537
FL Sarasota County Health Facility Authority
Village on the Isle,
Series 2007,
5.500% 01/01/32	3,000,000	1,871,940
FL St. John’s County Industrial Development Authority
Glenmoor at St. John’s, Inc.,
Series 2006 A,
5.375% 01/01/40	4,275,000	2,407,979
Ponte Vedra, Inc.,
Series 2007,
5.000% 02/15/27	2,765,000	1,908,597
GA Fulton County
Canterbury Court,
Series 2004 A,
6.125% 02/15/34	1,000,000	692,640
Lenbrook,
Series 2006 A:
5.000% 07/01/17	2,000,000	1,541,980
5.000% 07/01/29	3,000,000	1,791,930
GA Savannah Economic Development Authority
Marshes of Skidaway,
Series 2003 A:
7.400% 01/01/24	500,000	421,670
7.400% 01/01/34	3,000,000	2,400,540

	Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
Continuing Care Retirement — (continued)
IA Finance Authority
Deerfield Retirement Community, Inc.,
Series 2007 A,
5.500% 11/15/27	1,135,000	705,811
IL Du Page County Special Service Area No. 31
Monarch Landing Project,
Series 2006,
5.625% 03/01/36	750,000	442,403
IL Finance Authority
Lutheran Senior Services,
Series 2006,
5.125% 02/01/26	2,000,000	1,516,900
Monarch Landing, Inc.,
Series 2007 A,
7.000% 12/01/27	1,640,000	1,035,594
Sedgebrook, Inc.,
Series 2007 A:
6.000% 11/15/37	5,000,000	2,574,800
6.000% 11/15/42	2,000,000	1,021,320
Tabor Hills Supportive Living,
Series 2006,
5.250% 11/15/36	2,000,000	1,080,900
Washington & Jane Smith Community:
Series 2003 A,
7.000% 11/15/32	1,000,000	796,500
Series 2005 A,
6.250% 11/15/35	2,750,000	1,969,027
IL Lincolnshire Special Services Area No. 1
Sedgebrook Project,
Series 2004,
6.250% 03/01/34	750,000	497,325
IN Health & Educational Facilities Financing Authority
Baptist Homes of Indiana, Inc.,
Series 2005,
5.250% 11/15/35	2,750,000	1,881,247
KS Lenexa
Lakeview Village, Inc.,
Series 2007,
5.500% 05/15/39	4,250,000	2,320,712
KS Manhattan
Manhattan Health Care Facility,
Series 2007 A,
5.000% 05/15/29	2,680,000	1,784,907
MA Development Finance Agency
Linden Ponds, Inc.,
Series 2007 A:
5.750% 11/15/35	700,000	395,514
5.750% 11/15/42	3,530,000	1,928,863
Loomis House, Inc.:
Series 1999 A,
5.625% 07/01/15	650,000	583,388
Series 2002 A,
6.900% 03/01/32	220,000	182,805

	Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
Continuing Care Retirement — (continued)
MD Howard County
Columbia Vantage House Corp.:
Series 2007 A,
5.250% 04/01/33	1,990,000	1,191,990
Series 2007 B,
5.250% 04/01/37	1,500,000	872,325
MD Westminster Economic Development Authority
Carroll Lutheran Village, Inc.,
Series 2004 A,
6.250% 05/01/34	1,750,000	1,242,325
MI Kentwood Economic Development Corp.
Holland Home,
Series 2006 A,
5.375% 11/15/36	2,500,000	1,570,850
MN Columbia Heights
Crest View Corp.,
Series 2007 A:
5.550% 07/01/27	1,000,000	663,060
5.700% 07/01/42	2,000,000	1,221,840
MO Health & Educational Facilities Authority
Lutheran Senior Services,
Series 2007 A,
4.875% 02/01/27	3,000,000	2,110,470
MO St. Louis Industrial Development Authority
St. Andrew’s Resources for Seniors,
Series 2007 A:
6.250% 12/01/26	2,000,000	1,543,840
6.375% 12/01/41	3,000,000	2,162,040
MT Facility Finance Authority
St. John’s Lutheran Ministries, Inc.,
Series 2006 A,
6.125% 05/15/36	1,000,000	626,650
NH Higher Educational & Health Facilities Authority
Rivermead at Peterborough,
Series 1998:
5.625% 07/01/18	500,000	395,780
5.750% 07/01/28	1,665,000	1,129,686
NJ Economic Development Authority
Lions Gate,
Series 2005 A,
5.750% 01/01/25	300,000	229,284
Seabrook Village, Inc.,
Series 2006,
5.250% 11/15/36	2,250,000	1,452,352

	Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
Continuing Care Retirement — (continued)
NY Broome Country Industrial Development Agency
Good Shepherd Village at Endwell,
Series 2008 A,
6.875% 07/01/40	1,750,000	1,319,990
NY East Rochester Housing Authority
Woodland Village Project,
Series 2006,
5.500% 08/01/33	1,700,000	1,075,556
NY Nassau County Industrial Development Agency
Amsterdam at Harborside,
Series 2007 A,
6.700% 01/01/43	4,000,000	3,009,720
PA Bucks County Industrial Development Authority
Ann’s Choice, Inc.,
Series 2005 A,
6.250% 01/01/35	1,750,000	1,182,895
PA Chartiers Valley Industrial & Commercial Development Authority
Asbury Health Center,
Series 1999,
6.375% 12/01/24	750,000	626,918
Friendship Village of South Hills,
Series 2003 A,
5.750% 08/15/20	1,000,000	827,370
PA Delaware County Authority
Dunwoody Village,
Series 2003 A,
5.375% 04/01/17	750,000	704,685
PA Lancaster County Hospital Authority
Brethren Village,
Series 2008 A,
6.375% 07/01/30	750,000	589,478
PA Montgomery County Industrial Development Authority
Whitemarsh Continuing Care Retirement Community:
Series 2005:
6.125% 02/01/28	1,400,000	871,136
6.250% 02/01/35	1,350,000	798,309
Series 2008,
7.000% 02/01/36	2,000,000	1,303,920
SC Jobs Economic Development Authority
Lutheran Homes of South Carolina, Inc.,
Series 2007:
5.375% 05/01/21	1,000,000	747,050
5.500% 05/01/28	1,100,000	738,518
Wesley Commons,
Series 2006,
5.300% 10/01/36	2,500,000	1,473,000

	Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
Continuing Care Retirement — (continued)
TN Metropolitan Government Nashville & Davidson County
Blakeford at Green Hills,
Series 1998,
5.650% 07/01/24	1,825,000	1,314,566
TN Shelby County Health Educational & Housing Facilities Board
Germantown Village:
Series 2003 A,
7.250% 12/01/34	675,000	507,357
Series 2006,
6.250% 12/01/34	500,000	326,450
TX Abilene Health Facilities Development Corp.
Sears Methodist Retirement Center:
Series 1998 A,
5.900% 11/15/25	1,350,000	937,359
Series 2003 A,
7.000% 11/15/33	800,000	592,992
TX HFDC of Central Texas, Inc.
Legacy at Willow Bend,
Series 2006 A,
5.750% 11/01/36	2,100,000	1,241,331
VA Suffolk Industrial Development Authority
Lake Prince Center,
Series 2006,
5.150% 09/01/24	750,000	548,153
WI Health & Educational Facilities Authority
Clement Manor,
Series 1998,
5.750% 08/15/24	2,200,000	1,673,650
Milwaukee Catholic Home,
Series 2006,
5.000% 07/01/26	750,000	599,115
Three Pillars Senior Living Communities:
Series 2003,
5.600% 08/15/23	790,000	712,556
Series 2004 A,
5.500% 08/15/34	870,000	688,509
Continuing Care Retirement Total		86,294,823
Health Services — 0.4%
CO Health Facilities Authority
National Jewish Medical & Research Center,
Series 1998,
5.375% 01/01/23	1,080,000	828,803
MA Development Finance Agency
Boston Biomedical Research Institute,
Series 1999:
5.650% 02/01/19	370,000	297,643
5.750% 02/01/29	550,000	384,802

	Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
Health Services — (continued)
MN Minneapolis & St. Paul Housing & Redevelopment Authority
HealthPartners,
Series 2003,
5.875% 12/01/29	400,000	343,788
Health Services Total		1,855,036
Hospitals — 13.3%
AZ Health Facilities Authority
Phoenix Memorial Hospital,
Series 1991,
8.125% 06/01/12(c)	1,803,743	18,037
AZ Yavapai County Industrial Development Authority
Yavapai Community Hospital Association,
Series 2008 B,
5.625% 08/01/37	3,500,000	2,489,935
CA ABAG Finance Authority for Nonprofit Corps.
San Diego Hospital Association,
Series 2003 C,
5.375% 03/01/21	500,000	435,025
CA Turlock Health Facility
Emanuel Medical Center, Inc.:
Series 2004,
5.375% 10/15/34	2,000,000	1,241,300
Series 2007 B,
5.125% 10/15/37	4,750,000	2,785,828
CO Health Facilities Authority
Vail Valley Medical Center,
Series 2004,
5.000% 01/15/20	1,000,000	894,170
FL Hillsborough County Industrial Development Authority
Tampa General Hospital,
Series 2003 B,
5.250% 10/01/34	1,000,000	751,340
FL Miami Health Facilities Authority
Catholic Health East,
Series 2003 B,
5.125% 11/15/24	1,000,000	882,380
FL North Brevard County Hospital District
Series 2008,
5.750% 10/01/38	5,000,000	3,990,950
FL Orange County Health Facilities Authority
Orlando Regional Healthcare System:
Series 1999 E,
6.000% 10/01/26	855,000	791,379
Series 2008 C,
5.250% 10/01/35	4,000,000	3,121,800

	Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
Hospitals — (continued)
FL South Lake County Hospital District
South Lake Hospital, Inc.,
Series 2003:
6.375% 10/01/28	750,000	612,915
6.375% 10/01/34	500,000	399,055
FL West Orange Health Care District
Series 2001 A,
5.650% 02/01/22	1,450,000	1,333,029
IL Southwestern Development Authority
Anderson Hospital:
Series 1999:
5.500% 08/15/20	500,000	446,860
5.625% 08/15/29	250,000	195,990
Series 2006,
5.125% 08/15/26	1,245,000	946,461
IN Health & Educational Facility Financing Authority
Schneck Memorial,
Series 2006 A,
5.250% 02/15/30	1,000,000	772,250
LA Public Facilities Authority
Ochsner Clinic Foundation,
Series 2007 A,
5.250% 05/15/38	5,000,000	3,515,050
Touro Infirmary,
Series 1999 A:
5.500% 08/15/19	510,000	429,843
5.625% 08/15/29	240,000	174,422
MA Health & Educational Facilities Authority
Caregroup, Inc.,
Series 2008 E-2,
5.375% 07/01/25	2,000,000	1,720,280
Jordan Hospital:
Series 1998 D,
5.250% 10/01/18	600,000	451,428
Series 2003 E,
6.750% 10/01/33	750,000	520,988
Milford-Whitinsville Regional Hospital:
Series 1998 C,
5.750% 07/15/13	525,000	497,453
Series 2007,
5.000% 07/15/32	1,250,000	733,613
MD Health & Higher Educational Facilities Authority
Adventist Health Care,
Series 2003 A:
5.000% 01/01/16	400,000	353,360
5.750% 01/01/25	600,000	488,076
MI Dickinson County
Dickinson County Health Care System,
Series 1999,
5.800% 11/01/24	1,000,000	815,120

	Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
Hospitals — (continued)
MI Hospital Finance Authority
Detroit Medical Center,
Series 1997 A,
Insured: AMBAC
5.500% 08/15/24	3,000,000	2,021,100
Garden City Hospital,
Series 2007,
5.000% 08/15/38	2,250,000	1,287,180
Henry Ford Health,
Series 2006 A,
5.000% 11/15/21	1,000,000	878,360
McLaren Health Care Corp.,
Series 2005 C,
5.000% 08/01/35	2,500,000	1,998,075
MN St. Paul Housing & Redevelopment Authority
HealthEast, Inc.,
Series 2005,
5.150% 11/15/20	750,000	587,760
MN Washington County Housing & Redevelopment Authority
HealthEast, Inc.,
Series 1998,
5.250% 11/15/12	1,100,000	1,051,127
MO Cape Girardeau County
Southeast Missouri Hospital Association,
Series 2003,
5.000% 06/01/27	3,750,000	2,901,825
MO Health & Educational Facilities Authority
Lake Regional Health Systems,
Series 2003,
5.700% 02/15/34	1,000,000	790,860
MO Saline County Industrial Development Authority
John Fitzgibbon Memorial Hospital,
Series 2005,
5.625% 12/01/35	2,750,000	1,873,850
NC Medical Care Commission
Stanly Memorial Hospital,
Series 1999,
6.375% 10/01/29	1,000,000	827,130
NH Higher Educational & Health Facilities Authority
The Memorial Hospital at North Conway,
Series 2006,
5.250% 06/01/21	1,000,000	831,490
NJ Health Care Facilities Financing Authority
Children’s Specialized Hospital,
Series 2005 A,
5.000% 07/01/24	745,000	585,369
St. Joseph’s Hospital & Medical Center,
Series 2008,
6.625% 07/01/38	2,000,000	1,480,180

	Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
Hospitals — (continued)
NM Farmington Hospital Revenue
San Juan Medical Center,
Series 2004 A,
5.000% 06/01/23	500,000	427,465
NY Dormitory Authority
Mount Sinai Hospital:
Series 2000 C,
5.500% 07/01/26	2,275,000	2,078,258
Series 2000,
5.500% 07/01/26	225,000	205,542
NYU Hospital Center,
Series 2007 B,
5.625% 07/01/37	2,000,000	1,332,560
NY Monroe County Industrial Development Agency
Highland Hospital,
Series 2005,
5.000% 08/01/25	1,115,000	865,396
OH Lakewood Hospital Improvement District
Lakewood Hospital Association,
Series 2003,
5.500% 02/15/15	1,250,000	1,282,200
OH Miami County Hospital Facilities Authority
Upper Valley Medical Center, Inc.,
Series 2006,
5.250% 05/15/17	1,000,000	917,260
OH Sandusky County
Memorial Hospital,
Series 1998,
5.150% 01/01/10	250,000	248,963
OK Norman Regional Hospital Authority
Series 2007,
5.000% 09/01/27	2,000,000	1,257,240
PA Northampton County General Purpose Authority
St. Luke’s Hospital Bethlehem,
Series 2008 A,
5.375% 08/15/28	1,500,000	1,243,485
SC Jobs Economic Development Authority
Series 2008,
6.000% 09/15/38	4,000,000	3,177,480
TN Sullivan County Health Educational & Housing Facilities Board
Wellmont Health System,
Series 2006 C:
5.250% 09/01/26	500,000	321,930
5.250% 09/01/36	4,500,000	2,627,640

	Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
Hospitals — (continued)
WI Health & Educational Facilities Authority
Aurora Health Care, Inc.,
Series 2003,
6.400% 04/15/33	700,000	600,334
Fort Health Care, Inc.,
Series 2004,
6.100% 05/01/34	1,965,000	1,572,275
Hospitals Total		67,080,671
Intermediate Care Facilities — 0.6%
IL Development Finance Authority
Hoosier Care, Inc.,
Series 1999 A,
7.125% 06/01/34	1,380,000	1,019,999
IN Health Facilities Financing Authority
Hoosier Care, Inc.,
Series 1999 A,
7.125% 06/01/34	1,135,000	822,955
LA Public Facilities Authority
Progressive Health Care Providers, Inc.,
Series 1998,
6.375% 10/01/28	2,000,000	1,440,200
Intermediate Care Facilities Total		3,283,154
Nursing Homes — 2.5%
AK Juneau
St. Ann’s Care Center, Inc.,
Series 1999,
6.875% 12/01/25	1,565,000	1,169,837
CO Health Facilities Authority
Evangelical Lutheran Good Samaritan Foundation,
Series 2005,
5.000% 06/01/35	750,000	533,700
CT Development Authority Health Facility
Alzheimers Resources Center, Inc.,
Series 2007:
5.400% 08/15/21	1,080,000	769,738
5.500% 08/15/27	1,000,000	656,650
IA Finance Authority
Care Initiatives,
Series 1998 B:
5.750% 07/01/18	600,000	494,706
5.750% 07/01/28	1,475,000	1,010,611
IA Marion Health Care Facilities
AHF/Kentucky-Iowa, Inc.,
Series 2003,
8.000% 01/01/29	300,000	230,964
KY Economic Development Finance Authority
AHF/Kentucky-Iowa, Inc.,
Series 2003,
8.000% 01/01/29	920,000	708,290

	Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
Nursing Homes — (continued)
MA Development Finance Agency
Alliance Health Care,
Series 1999 A,
7.100% 07/01/32	2,115,000	1,570,641
MA Industrial Finance Agency
GF/Massachusetts, Inc.,
Series 1994,
8.300% 07/01/23	785,000	549,500
MN Eveleth
Arrowhead Senior Living Community,
Series 2007,
5.200% 10/01/27	1,375,000	919,421
MN Sartell
Foundation for Health Care:
Series 1999 A,
6.625% 09/01/29	2,000,000	1,592,300
Series 2001 A,
8.000% 09/01/30	995,000	864,147
MO St. Louis County Industrial Development Authority
Ranken Jordan,
Series 2007,
5.000% 11/15/35	1,300,000	719,056
NJ Economic Development Authority
Seashore Gardens,
Series 2006,
5.300% 11/01/26	500,000	328,100
PA Chester County Industrial Development Authority
Pennsylvania Nursing Home,
Series 2002,
8.500% 05/01/32	375,000	312,199
Nursing Homes Total		12,429,860
HEALTH CARE TOTAL		170,943,544
HOUSING — 9.0%
Assisted Living/Senior — 1.9%
DE Kent County
Heritage at Dover,
Series 1999, AMT,
7.625% 01/01/30	2,455,000	1,711,331
FL St. Johns County Industrial Development Authority
Bayview Assisted Living,
Series 2007 A,
5.250% 10/01/41	3,725,000	2,059,701
GA Columbus Housing Authority
The Gardens at Calvary,
Series 1999,
7.000% 11/15/29	2,000,000	1,416,400

	Par ($)	Value ($)
Municipal Bonds — (continued)
HOUSING — (continued)
Assisted Living/Senior — (continued)
MA Development Finance Agency
VOA Concord Assisted Living, Inc.,
Series 2007,
5.200% 11/01/41	1,000,000	559,580
MN Roseville
Care Institute, Inc.,
Series 1993,
7.750% 11/01/23	1,270,000	917,931
NY Huntington Housing Authority
Gurwin Jewish Senior Center,
Series 1999 A:
5.875% 05/01/19	1,900,000	1,480,043
6.000% 05/01/29	625,000	423,769
NY Mount Vernon Industrial Development Agency
Wartburg Senior Housing, Inc.,
Series 1999,
6.200% 06/01/29	1,000,000	765,660
NY Suffolk County Industrial Development Agency
Gurwin Jewish Phase II,
Series 2004,
6.700% 05/01/39	500,000	352,105
Assisted Living/Senior Total		9,686,520
Multi-Family — 5.2%
CO Educational & Cultural Facilities Authority
Campus Village Apartments, LLC,
Series 2008 CA,
5.500% 06/01/38	5,000,000	4,251,850
DC Housing Finance Agency
FDS Residential II LP,
Series 2004, AMT,
Insured: FHA
4.850% 06/01/35	1,460,000	1,249,892
DE Wilmington
Electra Arms Senior Association,
Series 1998, AMT,
6.250% 06/01/28	855,000	621,799
FL Broward County Housing Finance Authority
Chaves Lake Apartments Ltd.,
Series 2000 A, AMT,
7.500% 07/01/40	1,500,000	1,277,010
FL Capital Trust Agency
Series 2008 B,
7.000% 07/15/32	1,465,000	1,165,935
FL Clay County Housing Finance Authority
Breckenridge Commons Ltd.,
Series 2000 A, AMT,
7.450% 07/01/40	1,325,000	1,082,167

	Par ($)	Value ($)
Municipal Bonds — (continued)
HOUSING — (continued)
Multi-Family — (continued)
MA Housing Finance Agency
Series 2005 E, AMT,
5.000% 12/01/28	750,000	685,020
MD Economic Development Corp.
University of Maryland, College Park Projects,
Series 2008,
5.875% 06/01/43	2,735,000	2,004,153
MN Minneapolis Student Housing
Riverton Community Housing, Inc.,
Series 2006 A,
5.700% 08/01/40	1,600,000	1,071,680
NC Durham Housing Authority
Magnolia Pointe Apartments,
Series 2005, AMT,
5.650% 02/01/38(b)	3,272,951	2,445,091
NC Medical Care Commission
ARC Project,
Series 2004 A,
5.800% 10/01/34	1,550,000	1,153,479
NM Mortgage Finance Authority
Series 2005 E, AMT,
Insured: FHA
4.800% 09/01/40	1,200,000	993,312
OH Montgomery County
Heartland of Centerville LLC,
Series 2005, AMT,
Insured: FHLMC
4.950% 11/01/35	750,000	728,355
OK County Finance Authority
Sail Associates LLC,
Series 2007, AMT,
LOC: Bank of the West
5.250% 12/01/41	1,475,000	1,365,909
OR Forest Grove Student Housing
Oak Tree Foundation,
Series 2007,
5.500% 03/01/37	2,900,000	2,027,245
OR Housing & Community Services Department
Series 2005 A, AMT,
Insured: FHA
4.850% 07/01/35	1,755,000	1,502,087
Resolution Trust Corp.
Pass-Through Certificates,
Series 1993 A,
8.500% 12/01/16(d)	455,481	416,779
TX El Paso County Housing Finance Corp.
American Village Communities:
Series 2000 C,
8.000% 12/01/32	560,000	469,930
Series 2000 D,
10.000% 12/01/32	665,000	560,914

	Par ($)	Value ($)
Municipal Bonds — (continued)
HOUSING — (continued)
Multi-Family — (continued)
WA Seattle Housing Authority
High Rise Rehabilitation Phase I LP,
Series 2005, AMT,
Insured: FSA
5.000% 11/01/25	1,000,000	943,940
Multi-Family Total		26,016,547
Single-Family — 1.9%
CA Housing Finance Agency
Series 2006 K, AMT,
4.625% 08/01/26	5,000,000	3,949,500
CO Housing & Finance Authority
Series 1997 A-2, AMT,
7.250% 05/01/27	15,000	15,241
FL Housing Finance Corp.
Series 2006 1, AMT,
Guarantor: GNMA
4.850% 07/01/37	1,210,000	1,043,625
MA Housing Finance Agency
Series 2006 122, AMT,
4.875% 12/01/37	3,855,000	3,306,704
MN Housing Finance Agency
Series 2006 I, AMT,
5.000% 07/01/21	1,350,000	1,345,005
MN Minneapolis St. Paul Housing Finance Board
Series 2006, AMT,
Guarantor: GNMA
5.000% 12/01/38	111,299	101,647
Single-Family Total		9,761,722
HOUSING TOTAL		45,464,789
INDUSTRIALS — 4.4%
Food Products — 0.4%
MI Strategic Fund
Imperial Sugar Co.:
Series 1998 A,
6.250% 11/01/15	1,000,000	910,790
Series 1998 C, AMT,
6.550% 11/01/25	1,500,000	1,120,995
Food Products Total		2,031,785
Forest Products & Paper — 1.8%
AL Courtland Industrial Development Board
International Paper Co.:
Series 2003 B, AMT,
6.250% 08/01/25	2,000,000	1,368,100
Series 2005 A,
5.200% 06/01/25	1,000,000	603,310

	Par ($)	Value ($)
Municipal Bonds — (continued)
INDUSTRIALS — (continued)
Forest Products & Paper — (continued)
AL Phoenix City Industrial Development Board
Meadwestvaco Corp.,
Series 2002 A, AMT,
6.350% 05/15/35	1,000,000	620,030
AR Camden Environmental Improvement Authority
International Paper Co.,
Series 2004 A, AMT,
5.000% 11/01/18	250,000	176,603
GA Rockdale County Development Authority
Visy Paper, Inc.,
Series 2007 A, AMT,
6.125% 01/01/34	5,000,000	3,141,200
MS Lowndes County
Weyerhaeuser Co.:
Series 1992 A,
6.800% 04/01/22	1,995,000	1,573,895
Series 1992 B,
6.700% 04/01/22	230,000	179,133
MS Warren County Gulf Opportunity Zone
International Paper Co.,
Series 2008 A,
6.500% 09/01/32	2,000,000	1,450,200
Forest Products & Paper Total		9,112,471
Manufacturing — 0.4%
IL Will-Kankakee Regional Development Authority
Flanders Corp.,
Series 1997, AMT,
6.500% 12/15/17	605,000	513,028
KS Wichita Airport Authority
Cessna Citation Service Center,
Series 2002 A, AMT,
6.250% 06/15/32	1,875,000	1,381,762
Manufacturing Total		1,894,790
Metals & Mining — 0.3%
NV Department of Business & Industry
Wheeling-Pittsburgh Steel Corp.,
Series 1999 A, AMT,
8.000% 09/01/14	305,000	287,289
VA Greensville County Industrial Development Authority
Wheeling-Pittsburgh Steel Corp.,
Series 1999 A, AMT,
7.000% 04/01/14	1,675,000	1,536,913
Metals & Mining Total		1,824,202

	Par ($)	Value ($)
Municipal Bonds — (continued)
INDUSTRIALS — (continued)
Oil & Gas — 0.9%
LA St. John Baptist Parish
Marathon Oil Corp.,
Series 2007 A,
5.125% 06/01/37	2,000,000	1,388,260
NV Clark County Industrial Development Authority
Southwest Gas Corp.,
Series 2003 E, AMT,
5.800% 03/01/38	1,750,000	1,600,620
TX Gulf Coast Industrial Development Authority
Citgo Petroleum,
Series 1998, AMT,
8.000% 04/01/28	875,000	806,654
VI Virgin Islands Public Finance Authority
Hovensa LLC,
Series 2003, AMT,
6.125% 07/01/22	875,000	639,590
VI Virgin Islands
Hovensa LLC,
Series 2002, AMT,
6.500% 07/01/21	125,000	96,960
Oil & Gas Total		4,532,084
Other Industrial Development Bonds — 0.6%
NJ Economic Development Authority
GMT Realty LLC,
Series 2006 B, AMT,
6.875% 01/01/37	4,000,000	2,936,080
Other Industrial Development Bonds Total		2,936,080
INDUSTRIALS TOTAL		22,331,412
OTHER — 12.7%
Pool/Bond Bank — 0.9%
OH Cleveland-Cuyahoga County Port Authority
Series 2005 B,
5.125% 05/15/25	710,000	528,645
OH Summit County Port Authority
Seville Project,
Series 2005 A,
5.100% 05/15/25	440,000	305,012
PA Industrial Development Authority
Series 2008,
5.500% 07/01/23	2,355,000	2,439,403
SD Economic Development Finance Authority
Davis Family Sodak,
Series 2004 4-A, AMT,
6.000% 04/01/29	1,400,000	1,326,766
Pool/Bond Bank Total		4,599,826

	Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
Refunded/Escrowed(e) — 9.6%
AL Camden Industrial Development Board
Weyerhaeuser Co.,
Series 2003 B, AMT,
Pre-refunded 12/01/13,
6.375% 12/01/24	275,000	319,506
CA Golden State Tobacco Securitization Corp.
Series 2003 A-1,
Pre-refunded 06/01/13,
6.750% 06/01/39	200,000	235,134
CA Lincoln Community Facilities District No. 2003-1
Series 2004,
Pre-refunded 09/01/13:
5.750% 09/01/20	450,000	531,247
5.900% 09/01/24	445,000	528,157
CA Statewide Communities Development Authority
Eskaton Village - Grass Valley,
Series 2000,
Pre-refunded 11/15/10,
8.250% 11/15/31	1,665,000	1,859,655
CO Adams County
Series 1991 B:
Escrowed to Maturity,
11.250% 09/01/11	220,000	272,488
Pre-refunded 09/01/09,
11.250% 09/01/11	325,000	339,404
Pre-refunded 09/01/10,
11.250% 09/01/11	360,000	411,894
CO E-470 Public Highway Authority
Series 2000 B,
Pre-refunded 09/01/10,
(a) 09/01/35	17,500,000	2,610,300
CO Northwest Parkway Public Highway Authority
Series 2001 D,
Pre-refunded 06/15/11,
7.125% 06/15/41	2,735,000	2,957,711
FL Capital Projects Finance Authority
Glenridge on Palmer Ranch,
Series 2002 A,
Pre-refunded 06/01/12,
8.000% 06/01/32	1,250,000	1,490,550
FL Islands at Doral Southwest Community Development District
Series 2003,
Pre-refunded 05/01/13,
6.375% 05/01/35	755,000	859,341

	Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
Refunded/Escrowed(e) — (continued)
FL Lee County Industrial Development Authority
Shell Point Village,
Series 1999 A,
Pre-refunded 11/15/09,
5.500% 11/15/29	1,200,000	1,250,040
FL Orange County Health Facilities Authority
Orlando Regional Health Care System:
Series 1999 E,
Pre-refunded 10/01/09,
6.000% 10/01/26	20,000	20,745
Series 2002,
Pre-refunded 12/01/12,
5.750% 12/01/32	350,000	402,637
GA Municipal Electric Authority
Series 1991 V:
Escrowed to Maturity,
6.600% 01/01/18	690,000	844,926
Pre-refunded 01/01/13,
6.600% 01/01/18	75,000	88,008
IA Finance Authority
Care Initiatives,
Series 1996,
Pre-refunded 07/01/11,
9.250% 07/01/25	450,000	530,951
IL Health Facilities Authority
Lutheran Senior Ministries,
Series 2001 A,
Pre-refunded 08/15/11,
7.375% 08/15/31	1,300,000	1,477,047
MA Development Finance Agency
Western New England College,
Series 2002,
Pre-refunded 12/01/12,
6.125% 12/01/32	300,000	348,921
MA Health & Educational Facilities Authority
Civic Investments, Inc.,
Series 2002 A,
Pre-refunded 12/15/12,
9.000% 12/15/15	1,300,000	1,561,547
Milford-Whitinsville Regional Hospital,
Series 2002 D,
Pre-refunded 07/15/12,
6.350% 07/15/32	1,715,000	1,983,397
MI Pontiac Tax Increment Finance Authority
Development Area No. 3,
Series 2002,
Pre-refunded 06/01/12,
6.375% 06/01/31	1,000,000	1,160,490
MN Carlton
Inter-Faith Social Services, Inc.,
Series 2000,
Pre-refunded 04/01/10,
7.500% 04/01/19	235,000	250,562

	Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
Refunded/Escrowed(e) — (continued)
NC Eastern Municipal Power Agency
Series 1991 A,
Escrowed to Maturity,
6.500% 01/01/18	3,320,000	4,252,422
NC Medical Care Commission
DePaul Community Facilities, Inc.,
Series 1999,
Pre-refunded 11/01/09,
7.625% 11/01/29	2,115,000	2,234,709
NH Health & Educational Facilities Authority
Catholic Medical Center,
Series 2002 A,
Pre-refunded 7/01/12,
6.125% 07/01/32	350,000	404,607
NH Industrial Development Authority
Pennichuck Water Works, Inc.,
Series 1988, AMT,
Escrowed to Maturity,
7.500% 07/01/18	310,000	376,638
NJ Economic Development Authority
Seabrook Village, Inc.,
Series 2000 A,
Pre-refunded 11/15/10,
8.250% 11/15/30	1,625,000	1,822,567
NJ Tobacco Settlement Financing Corp.
Series 2003,
Pre-refunded 06/01/13,
6.750% 06/01/39	2,000,000	2,400,720
OH Highland County Joint Township
Series 1999,
Pre-refunded 12/01/09,
6.750% 12/01/29	1,735,000	1,827,233
PA Lancaster Industrial Development Authority
Garden Spot Village,
Series 2000 A,
Pre-refunded 05/01/10,
7.625% 05/01/31	825,000	895,834
PR Commonwealth of Puerto Rico
Series 2006 B,
Pre-refunded 07/01/16,
5.000% 07/01/35	3,090,000	3,603,682
SC Jobs-Economic Development Authority
Bon Secours Health System,
Series 2002 A,
Pre-refunded 11/15/12,
5.500% 11/15/23	485,000	553,322
SC Tobacco Settlement Revenue Management Authority
Series 2001 B,
Pre-refunded 05/15/11,
6.375% 05/15/28	1,000,000	1,112,350

	Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
Refunded/Escrowed(e) — (continued)
TX Houston Health Facilities Development Corp.
Buckingham Senior Living Community, Inc.,
Series 2004 A,
Pre-refunded 02/15/14,
7.125% 02/15/34	1,000,000	1,193,440
TX Tyler Health Facilities Development Corp.
Mother Frances Hospital,
Series 2001,
Pre-refunded 07/01/12,
6.000% 07/01/31	750,000	847,965
VA Tobacco Settlement Financing Corp.
Series 2005,
Pre-refunded 06/01/15,
5.625% 06/01/37	2,000,000	2,287,660
WI Health & Educational Facilities Authority
Wheaton Franciscan Services,
Series 2002,
Pre-refunded 02/15/12,
5.750% 08/15/30	1,050,000	1,191,571
WV Hospital Finance Authority
Charleston Area Medical Center,
Series 2000,
Pre-refunded 09/01/10,
6.750% 09/01/30	925,000	1,006,418
Refunded/Escrowed Total		48,345,796
Tobacco — 2.2%
CA Silicon Valley Tobacco Securitization Authority
Series 2007 A,
(a) 06/01/36	3,000,000	189,960
IA Tobacco Settlement Authority
Series 2005 C,
5.625% 06/01/46	3,000,000	1,637,700
LA Tobacco Settlement Financing Corp.
Series 2001 B,
5.875% 05/15/39	1,000,000	634,880
MI Tobacco Settlement Finance Authority
Series 2007 A,
6.000% 06/01/48	5,000,000	2,813,000
NJ Tobacco Settlement Financing Corp.
Series 2007 1C,
(a) 06/01/41	7,500,000	221,175
NY Nassau County Tobacco Settlement Corp.
Series 2006,
(a) 06/01/60	25,000,000	86,000

	Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
Tobacco — (continued)
OH Buckeye Tobacco Settlement Financing Authority
Series 2007 A-2:
5.750% 06/01/34	4,000,000	2,283,160
5.875% 06/01/47	2,100,000	1,116,780
6.000% 06/01/42	3,250,000	1,784,413
PR Commonwealth of Puerto Rico Children’s Trust Fund
Series 2005 B,
(a) 05/15/55	25,000,000	195,500
Tobacco Total		10,962,568
OTHER TOTAL		63,908,190
OTHER REVENUE — 2.7%
Hotels — 0.8%
MD Economic Development Corp.
Chesapeake Bay Conference Center,
Series 2006 A,
5.000% 12/01/31	2,250,000	1,167,412
NJ Middlesex County Improvement Authority
Heldrich Associates LLC:
Series 2005 B,
6.250% 01/01/37	4,250,000	2,232,865
Series 2005 C,
8.750% 01/01/37	1,250,000	886,138
Hotels Total		4,286,415
Recreation — 1.9%
CA Agua Caliente Band Cahuilla Indians
Series 2003,
6.000% 07/01/18	1,000,000	822,900
CA Cabazon Band Mission Indians
Series 2004:
8.375% 10/01/15(d)	400,000	299,892
8.750% 10/01/19(d)	1,800,000	1,348,686
CT Mashantucket Western Pequot Tribe
Series 1999 B,
(a) 09/01/15(d)	2,000,000	1,027,700
CT Mohegan Tribe Gaming Authority
Series 2001,
6.250% 01/01/31(d)	475,000	226,314
FL Seminole Indian Tribe
Series 2007,
5.500% 10/01/24(d)	2,000,000	1,459,600
IL Finance Authority Sports Facility
Leafs Hockey Club Project,
Series 2007 A,
6.000% 03/01/37	1,000,000	448,960

	Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER REVENUE — (continued)
Recreation — (continued)
NY Liberty Development Corp.
National Sports Museum,
Series 2006 A,
6.125% 02/15/19(d)(f)	1,979,996	7,920
OK Chickasaw Nation
Series 2007,
6.250% 12/01/32(d)	3,500,000	2,722,615
OR Cow Creek Band Umpqua Tribe of Indians
Series 2006 C,
5.625% 10/01/26(d)	1,700,000	1,115,727
Recreation Total		9,480,314
OTHER REVENUE TOTAL		13,766,729
RESOURCE RECOVERY — 1.3%
Disposal — 0.4%
OH Solid Waste
Republic Services, Inc.,
Series 2004, AMT,
4.250% 04/01/33	2,000,000	1,727,060
Disposal Total		1,727,060
Resource Recovery — 0.9%
FL Lee County Solid Waste Systems
Series 2006 A, AMT,
Insured: AMBAC
5.000% 10/01/17	2,010,000	1,954,444
MA Development Finance Agency
Covanta,
Series 1999 A, AMT,
6.700% 12/01/14	510,000	472,107
MA Industrial Finance Agency
Covanta,
Series 1998 A, AMT:
5.500% 12/01/13	500,000	452,730
5.600% 12/01/19	1,000,000	786,620
NY Niagara County Industrial Development Agency
Covanta,
Series 2001 A, AMT,
5.450% 11/15/26	1,000,000	954,200
Resource Recovery Total		4,620,101
RESOURCE RECOVERY TOTAL		6,347,161

	Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — 12.5%
Local Appropriated — 1.1%
CA Southeast Resource Recovery Facilities Authority
Series 2003 B, AMT,
Insured: AMBAC
5.375% 12/01/18	2,000,000	1,928,000
MO St. Louis Industrial Development Authority
St. Louis Convention Center,
Series 2000,
Insured: AMBAC
(a) 07/15/18	3,000,000	1,834,770
SC Laurens County School District No. 55
Series 2005,
5.250% 12/01/30	1,300,000	1,066,793
SC Newberry County School District
Series 2005,
5.000% 12/01/30	750,000	594,450
Local Appropriated Total		5,424,013
Local General Obligations — 1.8%
CA Modesto High School District
Series 2002 A,
Insured: FGIC
(a) 08/01/19	2,650,000	1,581,546
CO Northwest Metropolitan District No. 3
Series 2005,
6.250% 12/01/35	1,000,000	546,170
CO Red Sky Ranch Metropolitan District
Series 2003,
6.050% 12/01/33	1,000,000	652,030
NY New York City
Series 2009 H1,
5.000% 03/01/13	5,000,000	5,377,150
TX Dallas County Flood Control District
Series 2002,
7.250% 04/01/32	1,000,000	840,480
Local General Obligations Total		8,997,376
Special Non-Property Tax — 1.9%
IL Bolingbrook
Sales Tax Revenue,
Series 2005,
6.250% 01/01/24	1,500,000	1,000,110
KS Wyandotte County
Series 2005 B,
5.000% 12/01/20	625,000	527,719
Series 2006,
4.875% 10/01/28	2,035,000	1,216,340
KY Economic Development Finance Authority
Louisville Arena Authority, Inc.,
Series 2008 A1,
Insured: AGO
6.000% 12/01/38	1,150,000	1,162,811

	Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
Special Non-Property Tax — (continued)
NJ Economic Development Authority
Cigarette Tax,
Series 2004:
5.500% 06/15/31	315,000	228,148
5.750% 06/15/29	1,000,000	758,380
NV Sparks Tourism Improvement District No. 1
Series 2008 A,
6.750% 06/15/28(d)	3,000,000	2,044,830
VA Peninsula Town Center Community Development Authority
Series 2007,
6.450% 09/01/37	4,000,000	2,634,120
Special Non-Property Tax Total		9,572,458
Special Property Tax — 7.1%
CA Carson Improvement Bond Act 1915
Series 1992,
7.375% 09/02/22	115,000	104,835
CA Empire Union School District
Series 1987-1 A,
Insured: AMBAC
(a) 10/01/21	1,665,000	845,537
CA Huntington Beach Community Facilities District
Grand Coast Resort,
Series 2001-1,
6.450% 09/01/31	1,250,000	1,018,225
CA Oakdale Public Financing Authority
Central City Redevelopment Project,
Series 2004,
5.375% 06/01/33	2,000,000	1,400,000
FL Ave Maria Stewardship Community District
Series 2006 A,
5.125% 05/01/38	3,480,000	1,742,053
FL Brandy Creek Community Development District
Series 2003 A,
6.350% 05/01/34	935,000	863,566
FL Celebration Community Development District
Series 2003 A,
6.400% 05/01/34	955,000	830,220
FL Channing Park Development District
Series 2007,
5.300% 05/01/38	1,000,000	502,830
FL Colonial Country Club Community Development District
Series 2003,
6.400% 05/01/33	705,000	658,364

	Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
Special Property Tax — (continued)
FL Double Branch Community Development District
Series 2002 A,
6.700% 05/01/34	665,000	641,519
FL Lexington Oaks Community Development District
Series 2002 A,
6.700% 05/01/33	250,000	242,155
FL Middle Village Community Development District
Series 2004 A,
6.000% 05/01/35	2,000,000	1,230,500
FL Oakmont Grove Community Development District
Series 2007 A,
5.400% 05/01/38	1,200,000	580,548
Series 2007 B,
5.250% 05/01/12	1,000,000	591,130
FL Orlando
Conroy Road Interchange,
Series 1998 A:
5.500% 05/01/10	120,000	117,479
5.800% 05/01/26	600,000	490,194
FL Sarasota National Community Development District
Series 2003,
5.300% 05/01/39	4,000,000	2,036,840
FL Seven Oaks Community Development District II
Series 2004 A,
5.875% 05/01/35	470,000	263,158
Series 2004 B,
5.000% 05/01/09	425,000	255,212
FL Sweetwater Creek Community Development District
Series 2007 A,
5.500% 05/01/38	2,000,000	1,073,720
FL Tolomato Community Development District
Series 2007,
6.650% 05/01/40	3,000,000	1,925,010
FL Waterset North Community Development District
Series 2007 A,
6.600% 05/01/39	2,000,000	1,273,980
FL West Villages Improvement District
Series 2006,
5.500% 05/01/37	1,725,000	962,136

	Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
Special Property Tax — (continued)
FL Westchester Community Development District No. 1
Series 2003,
6.125% 05/01/35	800,000	513,232
FL Westridge Community Development District
Series 2005,
5.800% 05/01/37	2,700,000	1,196,154
GA Atlanta
Eastside Project,
Series 2005 B,
5.600% 01/01/30	1,615,000	1,159,312
IL Annawan
Patriot Renewable Fuels LLC,
Series 2007,
5.625% 01/01/18	1,500,000	1,099,005
IL Chicago
Pilsen Redevelopment,
Series 2004 B,
6.750% 06/01/22	1,225,000	1,012,230
IL Hillside
Series 2008,
7.000% 01/01/28	2,500,000	1,841,575
IL Plano Special Service Area No. 4
Lakewood Springs Project,
Series 2005 5-B,
6.000% 03/01/35	2,985,000	1,863,565
IL Rosemont
River Road Hotel Partners Project,
Series 2007,
5.100% 12/30/23	2,800,000	1,884,848
IL Volo Village Special Service Area No. 3
Symphony Meadows Project,
Series 2006-1,
6.000% 03/01/36	1,996,000	1,070,834
IN City of Portage
Ameriplex Project,
Series 2006,
5.000% 07/15/23	700,000	567,658
MO Fenton
Tax Increment Revenue,
Series 2006,
4.500% 04/01/21	430,000	363,088
MO Kansas City Tax Increment Financing Commission
Maincor Project, Inc.,
Series 2007 A,
5.250% 03/01/18	1,000,000	789,030

	Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
Special Property Tax — (continued)
MO Riverside
Tax Increment Revenue,
Series 2004,
5.250% 05/01/20	1,275,000	1,121,898
OH Hickory Chase Community Authority
Series 2008,
7.000% 12/01/38	2,500,000	1,771,750
Special Property Tax Total		35,903,390
State Appropriated — 0.3%
NY Triborough Bridge & Tunnel Authority
Javits Convention Center,
Series 1990 E,
7.250% 01/01/10	350,000	366,254
PR Commonwealth of Puerto Rico Public Finance Corp.
Series 2004 A,
LOC: Government Development Bank for Puerto Rico
5.750% 08/01/27	1,465,000	1,462,597
State Appropriated Total		1,828,851
State General Obligations — 0.3%
CA State
Series 2004 A-2,
LOC: Citibank N.A.,
LOC: California State Teachers’ Retirement System
0.400% 05/01/34	200,000	200,000
PR Commonwealth of Puerto Rico
Series 2004 A,
5.000% 07/01/30	1,390,000	1,341,447
State General Obligations Total		1,541,447
TAX-BACKED TOTAL		63,267,535
TRANSPORTATION — 3.5%
Air Transportation — 2.2%
CA Los Angeles Regional Airports Improvement Corp.
American Airlines, Inc.,
Series 2000 C, AMT,
7.500% 12/01/24	400,000	296,192
FL Capital Trust Agency
Air Cargo-Orlando,
Series 2003, AMT,
6.750% 01/01/32	650,000	474,195
NC Charlotte/Douglas International Airport
US Airways, Inc.,
Series 1998, AMT,
5.600% 07/01/27	1,500,000	864,495
NJ Economic Development Authority
Continental Airlines, Inc.:
Series 1999, AMT:
6.250% 09/15/19	1,000,000	733,570
6.250% 09/15/29	2,500,000	1,505,850
Series 2003, AMT,
9.000% 06/01/33	1,000,000	825,800

	Par ($)	Value ($)
Municipal Bonds — (continued)
TRANSPORTATION — (continued)
Air Transportation — (continued)
NY New York City Industrial Development Agency
American Airlines, Inc.,
Series 2005:
7.625% 08/01/25	3,000,000	2,192,730
8.000% 08/01/28	2,000,000	1,490,160
PA Philadelphia Authority for Industrial Development
Aero Philadelphia,
Series 1999, AMT,
5.500% 01/01/24	1,000,000	710,760
TX Dallas-Fort Worth International Airport
American Airlines, Inc.,
Series 2000 A, AMT,
9.000% 05/01/29	2,250,000	1,373,872
TX Houston Industrial Development Corp.
United Parcel Service,
Series 2002, AMT,
6.000% 03/01/23	900,000	677,016
Air Transportation Total		11,144,640
Airports — 0.4%
MO Branson Regional Airport Transportation Development District
Branson Airport LLC:
Series 2007 A,
6.000% 07/01/37	500,000	296,945
Series 2007 B,
6.000% 07/01/37	3,550,000	2,010,294
Airports Total		2,307,239
Toll Facilities — 0.9%
CO E-470 Public Highway Authority
Series 2000,
Insured: MBIA
(a) 09/01/18	4,000,000	2,062,920
TX North Texas Tollway Authority
Series 2008 F,
5.750% 01/01/38	2,645,000	2,326,039
Toll Facilities Total		4,388,959
TRANSPORTATION TOTAL		17,840,838
UTILITIES — 7.8%
Independent Power Producers — 1.3%
NY Port Authority of New York & New Jersey
KIAC Partners,
Series 1996 IV, AMT:
6.750% 10/01/11	2,300,000	2,208,713

	Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
Independent Power Producers — (continued)
6.750% 10/01/19	120,000	101,290
OR Western Generation Agency
Wauna Cogeneration Project,
Series 2006 A,
5.000% 01/01/20	2,235,000	1,698,510
PA Economic Development Financing Authority
Colver Project,
Series 2005, AMT,
5.125% 12/01/15	775,000	617,799
Northampton Generating,
Series 1994 A, AMT,
6.500% 01/01/13	3,000,000	2,021,280
Independent Power Producers Total		6,647,592
Investor Owned — 5.3%
AR Independence County
Entergy Mississippi, Inc.,
Series 1999,
Insured: AMBAC
4.900% 07/01/22	1,200,000	1,033,452
AZ Maricopa County Pollution Control Corp.
El Paso Electric Co.,
Series 2009 B,
7.250% 04/01/40	3,600,000	3,617,748
CA Chula Vista Industrial Development Authority
San Diego Gas & Electric Co.,
Series 1996 B, AMT,
5.500% 12/01/21	1,275,000	1,224,892
IL Development Finance Authority
Peoples Gas Light & Coke Co.,
Series 2003 E, AMT,
Insured: AMBAC
4.875% 11/01/38	2,500,000	2,147,575
IN Jasper County
Northern Indiana Public Services,
Series 1994 C,
Insured: MBIA
5.850% 04/01/19	1,000,000	958,060
IN Petersburg
Indianapolis Power & Light Co.,
Series 1991,
5.750% 08/01/21	1,000,000	826,200
LA Calcasieu Parish Industrial Development Board
Entergy Gulf States, Inc.,
Series 1999,
5.450% 07/01/10	500,000	492,715
LA West Feliciana Parish
Entergy Gulf States, Inc.,
Series 1999 B,
6.600% 09/01/28	135,000	128,891

	Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
Investor Owned — (continued)
NM Farmington
Tucson Electric Power Co.,
Series 1997 A,
6.950% 10/01/20	2,000,000	1,987,520
NV Clark County Industrial Development Authority
Nevada Power Co.:
Series 1995 B, AMT,
5.900% 10/01/30	2,135,000	1,511,986
Series 1997 A, AMT,
5.900% 11/01/32	750,000	523,470
SC Berkeley County Pollution Control Facilities Authority
South Carolina Generating Co. Project,
Series 2003,
4.875% 10/01/14	1,500,000	1,401,270
TX Brazos River Authority
TXU Energy Co., LLC:
Series 2001 C, AMT,
5.750% 05/01/36	515,000	331,969
Series 2003 C, AMT,
6.750% 10/01/38	1,180,000	554,329
TX Matagorda County Navigation District No. 1
AEP Texas Project,
Series 2005 A,
Insured: AMBAC
4.400% 05/01/30	7,500,000	4,979,400
TX Sabine River Authority
TXU Energy Co., LLC,
Series 2001 B, AMT,
5.750% 05/01/30	1,415,000	912,109
WY Campbell County
Black Hills Power, Inc.,
Series 2004,
5.350% 10/01/24	3,250,000	2,575,592
WY Converse County
PacifiCorp,
Series 1988,
3.900% 01/01/14	1,500,000	1,504,455
Investor Owned Total		26,711,633
Municipal Electric — 0.2%
PR Commonwealth of Puerto Rico Electric Power Authority
Series 1998 NN,
5.500% 07/01/20	1,005,000	945,414
Municipal Electric Total		945,414

	Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
Water & Sewer — 1.0%
AZ Surprise Municipal Property Corp.
Series 2007,
4.900% 04/01/32	2,000,000	1,417,260
MS V Lakes Utility District
Series 1994,
7.000% 07/15/37	250,000	190,090
PA Dauphin County Industrial Development Authority
Dauphin Water Supply Co.,
Series 1992 A, AMT,
6.900% 06/01/24	3,200,000	3,398,976
Water & Sewer Total		5,006,326
UTILITIES TOTAL		39,310,965
Total Municipal Bonds (cost of $608,069,589)		468,569,458

	Shares
Investment Company — 4.3%
Columbia Tax-Exempt Reserves, Capital Class (7 day yield of 0.704%)(g)(h)	11,769,810	11,769,810
Dreyfus Tax-Exempt Cash Management Fund (7 day yield of 0.780%)	10,082,202	10,082,202
Total Investment Company (cost of $21,852,012)		21,852,012

	Par ($)
Municipal Preferred Stocks — 1.0%
HOUSING — 1.0%
Multi-Family — 1.0%
Centerline Equity Issuer Trust
AMT:
6.300% 04/30/19(d)	1,000,000	1,021,330
Series 1999,
6.625% 06/30/09(d)	2,000,000	2,002,340
Series 2000,
7.600% 11/30/10(d)	1,500,000	1,580,160
MuniMae Trust
AMT,
5.800% 06/30/49(d)	1,000,000	597,640
Multi-Family Total		5,201,470
HOUSING TOTAL		5,201,470
Total Municipal Preferred Stocks (cost of $5,500,000)		5,201,470

	Par ($)	Value ($)
Short-Term Obligations — 0.1%
VARIABLE RATE DEMAND NOTES(i) — 0.1%
CO Educational & Cultural Facilities Authority
Jewish Community Center,
Series 2006 D-1,
LOC: JPMorgan Chase Bank
0.500% 07/01/36	500,000	500,000
NV Clark County School District
Series 2001 A,
Insured: FSA,
SPA: State Street Bank & Trust Co.
0.320% 06/15/21	180,000	180,000
VARIABLE RATE DEMAND NOTES TOTAL		680,000

Total Short-Term Obligations (cost of $680,000)		680,000

Total Investments — 98.2% (cost of $636,101,601)(j)(k)		496,302,940

Other Assets & Liabilities, Net — 1.8%		8,912,695

Net Assets — 100.0%		505,215,635

Notes to Investment Portfolio:
*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments in other open-end investment company are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.  The determination of fair value often requires significant judgment.  To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums.  Multiple inputs from various sources may be used to determine value.

On July 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuating securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of March 31, 2009 in valuing the Fund’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments
	Level 1 — Quoted Prices	$21,852,012	$—
	Level 2 — Other Significant Observable Inputs	473,901,428	—
	Level 3 — Significant Unobservable Inputs	549,500	—
	Total	$496,302,940	$—

	The following table reconciles asset balances for the nine month period ending March 31, 2009, in which significant unobservable inputs (Level 3) were used in determining value:

		Investments in	Other Financial
		Securities	Instruments
	Balance as of June 30, 2008	$—	$—
	Accretion of discounts/amortization of premiums	—	—
	Realized gain/loss	—	—
	Change in unrealized depreciation	(175,584)	—
	Net sales	(25,000)	—
	Transfers in to Level 3	750,084	—
	Balance as of March 31, 2009	$549,500	$—

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized losses attributable to securities owned at March 31, 2009 which were valued using significant unobservable inputs (Level 3) amounted to $175,584.

(a)	Zero coupon bond.

(b)

Denotes a restricted security, which is subject to restrictions on resale under federal securities laws or in transactions exempt from registration.  At March 31, 2009, the value of these securities amounted to $3,163,439, which represents 0.6% of net assets.

		Acquisition	Acquisition
	Security	Date	Cost

	CA Statewide Communities Development Authority, Crossroads School for Arts & Sciences, Series 1998:
	6.000% 08/01/28	08/21/98	$265,000
	6.000% 08/01/28	08/31/98	700,000
	NC Durham Housing Authority-Magnolia Pointe Apartments, Series 2005, AMT,
	5.650% 02/01/38	12/19/06	3,500,000
			$4,465,000

(c)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants.  Income is not being accrued.  At March 31, 2009, the value of the security represents less than 0.1% of net assets.

(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, these securities, which are not illiquid, except for the following, amounted to $15,871,533, which represents 3.1% of net assets.

Security	Acquisition Date	Par	Acquisition Cost	Market Value
Resolution Trust Corp. Pass-Through Certificates, Series 1993 A,8.500% 12/01/16	11/12/93	$455,481	$463,388	$416,779
CA Cabazon Band Mission Indians, Series 2004:	10/08/04	400,000	550,000	299,892
8.375% 10/01/15	10/08/04	1,800,00	1,950,000	1,348,686
8.750% 10/01/19
OR Cow Creek Band Umpqua Tribe of Indians, Series 2006 C,	06/15/06	1,700,000	1,700,000	1,115,727
5.625% 10/01/26
NY Liberty Development Corp., National Sports Museum, Series 2006 A, 6.125% 02/15/19	08/17/06	1,979,996	1,979,996	7,920
				$3,189,004

(e)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(f)	The issuer is in default of certain debt covenants. Income is not being accrued. At March 31, 2009, the value of this security amounted to $18,037, which represents less than 0.1% of net assets.

(g)	Investments in affiliates during the nine months ended March 31, 2009: Security name: Columbia Tax-Exempt Reserves, Capital Class (7 day yield of 0.704%)

	Shares as of 06/30/08:	—
	Shares purchased:	30,647,810
	Shares sold:	(18,878,000)
	Shares as of 03/31/09:	11,769,810
	Net realized gain(loss):	$—
	Dividend income earned:	$18,471
	Value at end of period:	$11,769,810

(h)	Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.

(i)

Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates at March 31, 2009.

(j)	Cost for federal income tax purposes is $635,609,956.

(k)	Unrealized appreciation and depreciation at March 31, 2009, based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Depreciation
$7,330,389	$(146,637,405)	$(139,307,016)

Acronym	Name

AGO	Assured Guaranty Corp.
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
SPA	Stand-by Purchase Agreement

INVESTMENT PORTFOLIO
March 31, 2009 (Unaudited)	Columbia Small Cap Value Fund I

	Shares	Value ($)*
Common Stocks — 99.2%
CONSUMER DISCRETIONARY — 9.7%
Auto Components — 0.4%
BorgWarner, Inc.	135,569	2,752,051
Auto Components Total		2,752,051
Diversified Consumer Services — 0.5%
Regis Corp.	145,596	2,103,862
Sotheby’s	169,260	1,523,340
Diversified Consumer Services Total		3,627,202
Hotels, Restaurants & Leisure — 2.1%
Benihana, Inc., Class A (a)	551,837	1,429,258
Bob Evans Farms, Inc.	151,671	3,400,464
CEC Entertainment, Inc. (a)	122,950	3,181,946
Jack in the Box, Inc. (a)	111,800	2,603,822
Landry’s Restaurants, Inc.	201,809	1,053,443
Red Robin Gourmet Burgers, Inc. (a)	145,021	2,556,720
Hotels, Restaurants & Leisure Total		14,225,653
Household Durables — 1.3%
American Greetings Corp., Class A	410,530	2,077,282
Cavco Industries, Inc. (a)	96,967	2,288,421
CSS Industries, Inc.	139,905	2,378,385
Ethan Allen Interiors, Inc.	194,630	2,191,534
Household Durables Total		8,935,622
Internet & Catalog Retail — 0.3%
NutriSystem, Inc.	121,330	1,731,379
Internet & Catalog Retail Total		1,731,379
Leisure Equipment & Products — 0.2%
Brunswick Corp.	478,183	1,649,731
Leisure Equipment & Products Total		1,649,731
Specialty Retail — 3.9%
Abercrombie & Fitch Co., Class A	78,420	1,866,396
America’s Car-Mart, Inc. (a)	316,300	4,298,517
AnnTaylor Stores Corp. (a)	484,741	2,520,653
Foot Locker, Inc.	264,935	2,776,519
Men’s Wearhouse, Inc.	126,410	1,913,847
OfficeMax, Inc.	506,360	1,579,843
Pacific Sunwear of California (a)	1,594,652	2,647,122
Rent-A-Center, Inc. (a)	323,664	6,269,372
Shoe Carnival, Inc. (a)	211,317	2,187,131
Specialty Retail Total		26,059,400

1

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
Textiles, Apparel & Luxury Goods — 1.0%
Movado Group, Inc.	311,869	2,351,492
Phillips-Van Heusen Corp.	93,841	2,128,314
Wolverine World Wide, Inc.	126,420	1,969,624
Textiles, Apparel & Luxury Goods Total		6,449,430
CONSUMER DISCRETIONARY TOTAL		65,430,468
CONSUMER STAPLES — 5.1%
Food & Staples Retailing — 3.1%
BJ’s Wholesale Club, Inc. (a)	78,570	2,513,454
Casey’s General Stores, Inc.	131,289	3,500,165
Ruddick Corp.	137,749	3,092,465
Spartan Stores, Inc.	110,771	1,706,981
Weis Markets, Inc.	219,769	6,821,630
Whole Foods Market, Inc.	173,841	2,920,529
Food & Staples Retailing Total		20,555,224
Food Products — 1.6%
Flowers Foods, Inc.	85,193	2,000,332
Fresh Del Monte Produce, Inc. (a)	206,475	3,390,319
J & J Snack Foods Corp.	69,083	2,389,581
Lancaster Colony Corp.	63,013	2,613,779
Ralcorp Holdings, Inc. (a)	5,664	305,176
Food Products Total		10,699,187
Personal Products — 0.4%
NBTY, Inc. (a)	207,809	2,925,951
Personal Products Total		2,925,951
CONSUMER STAPLES TOTAL		34,180,362
ENERGY — 3.3%
Energy Equipment & Services — 1.4%
Lufkin Industries, Inc.	102,069	3,866,374
Patterson-UTI Energy, Inc.	99,410	890,713
Superior Well Services, Inc. (a)	77,946	399,863
TGC Industries, Inc. (a)	305,609	669,284
Tidewater, Inc.	96,690	3,590,099
Energy Equipment & Services Total		9,416,333
Oil, Gas & Consumable Fuels — 1.9%
Comstock Resources, Inc. (a)	53,989	1,608,872
Holly Corp.	226,589	4,803,687
Mariner Energy, Inc. (a)	242,180	1,876,895
Nordic American Tanker Shipping	85,308	2,499,524
Stone Energy Corp. (a)	345,790	1,151,481
Swift Energy Co. (a)	164,659	1,202,011
Oil, Gas & Consumable Fuels Total		13,142,470
ENERGY TOTAL		22,558,803

2

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — 33.0%
Capital Markets — 1.2%
Federated Investors, Inc., Class B	113,010	2,515,603
Janus Capital Group, Inc.	413,779	2,751,630
Piper Jaffray Companies, Inc. (a)	118,212	3,048,687
Capital Markets Total		8,315,920
Commercial Banks — 8.2%
BancFirst Corp.	106,603	3,880,349
BancTrust Financial Group, Inc.	347,208	2,197,827
Bank of Granite Corp.	206,532	353,170
Bryn Mawr Bank Corp.	209,224	3,525,424
Capitol Bancorp Ltd.	258,048	1,070,899
Chemical Financial Corp.	286,453	5,961,087
Columbia Banking System, Inc.	217,495	1,391,968
Community Trust Bancorp, Inc.	133,430	3,569,253
First Citizens BancShares, Inc., Class A	41,486	5,467,855
First Financial Corp.	175,798	6,486,946
First National Bank of Alaska	1,711	2,763,265
Mass Financial Corp., Class A (a)	287,470	1,279,242
Merchants Bancshares, Inc.	201,305	3,724,142
Northfield Bancorp, Inc.	264,534	2,891,357
Northrim BanCorp, Inc.	230,160	2,294,695
South Financial Group, Inc.	616,321	677,953
Sterling Bancorp NY	313,526	3,103,907
Taylor Capital Group, Inc. (a)	236,796	1,053,742
West Coast Bancorp	298,690	663,092
Whitney Holding Corp.	265,359	3,038,361
Commercial Banks Total		55,394,534
Consumer Finance — 0.6%
Cash America International, Inc.	268,569	4,205,791
Consumer Finance Total		4,205,791
Diversified Financial Services — 0.9%
Medallion Financial Corp.	489,491	3,627,128
Pico Holdings, Inc. (a)	88,241	2,653,407
Diversified Financial Services Total		6,280,535

3

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Insurance — 8.1%
Baldwin & Lyons, Inc., Class B	189,422	3,583,864
CNA Surety Corp. (a)	325,599	6,004,046
eHealth, Inc. (a)	180,591	2,891,262
EMC Insurance Group, Inc.	207,329	4,368,422
FBL Financial Group, Inc. Class A	274,753	1,140,225
First Mercury Financial Corp. (a)	62,510	902,644
Genworth Financial, Inc., Class A	357,797	679,814
Harleysville Group, Inc.	108,785	3,460,451
Horace Mann Educators Corp.	416,442	3,485,620
National Western Life Insurance Co., Class A	21,159	2,390,967
Navigators Group, Inc. (a)	98,331	4,639,257
RAM Holdings Ltd. (a)	899,640	224,910
RLI Corp.	71,440	3,586,288
Safety Insurance Group, Inc.	151,151	4,697,773
Selective Insurance Group, Inc.	209,065	2,542,230
Stewart Information Services Corp.	215,510	4,202,445
United America Indemnity Ltd., Class A (a)	686,065	2,757,981
United Fire & Casualty Co.	127,834	2,807,235
Insurance Total		54,365,434
Real Estate Investment Trusts (REITs) — 7.1%
DCT Industrial Trust, Inc.	764,879	2,424,666
DiamondRock Hospitality Co.	733,439	2,941,090
Duke Realty Corp.	269,470	1,482,085
DuPont Fabros Technology, Inc.	235,460	1,619,965
Franklin Street Properties Corp.	416,720	5,125,656
Getty Realty Corp.	141,176	2,590,580
LaSalle Hotel Properties	315,242	1,841,013
Mack-Cali Realty Corp.	77,180	1,528,936
National Health Investors, Inc.	182,538	4,904,796
National Retail Properties, Inc.	309,360	4,900,262
Potlatch Corp.	234,851	5,446,195
Sun Communities, Inc.	307,539	3,638,186
Sunstone Hotel Investors, Inc.	515,536	1,355,860
Universal Health Realty Income Trust	153,543	4,488,062
Urstadt Biddle Properties, Inc., Class A	282,492	3,791,043
Real Estate Investment Trusts (REITs) Total		48,078,395

4

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Real Estate Management & Development — 0.4%
Avatar Holdings, Inc. (a)	90,109	1,349,833
Maui Land & Pineapple Co., Inc. (a)	153,542	1,303,571
Real Estate Management & Development Total		2,653,404
Thrifts & Mortgage Finance — 6.5%
Bank Mutual Corp.	508,416	4,606,249
BankFinancial Corp.	369,129	3,680,216
Beneficial Mutual Bancorp, Inc. (a)	429,079	4,226,428
Brookline Bancorp, Inc.	573,299	5,446,341
Clifton Savings Bancorp, Inc.	348,154	3,481,540
ESSA Bancorp, Inc.	231,597	3,082,556
Home Federal Bancorp, Inc.	444,200	3,877,866
TrustCo Bank Corp. NY	407,664	2,454,137
United Financial Bancorp, Inc.	286,356	3,748,400
Washington Federal, Inc.	325,711	4,328,699
Westfield Financial, Inc.	515,242	4,534,130
Thrifts & Mortgage Finance Total		43,466,562
FINANCIALS TOTAL		222,760,575
HEALTH CARE — 6.6%
Health Care Equipment & Supplies — 1.2%
Analogic Corp.	77,859	2,493,045
STERIS Corp.	173,481	4,038,638
Zoll Medical Corp. (a)	86,221	1,238,133
Health Care Equipment & Supplies Total		7,769,816
Health Care Providers & Services — 4.6%
AmSurg Corp. (a)	87,531	1,387,366
Cross Country Healthcare, Inc. (a)	432,255	2,831,270
Healthspring, Inc. (a)	239,164	2,001,803
Kindred Healthcare, Inc. (a)	267,981	4,006,316
Magellan Health Services, Inc. (a)	59,240	2,158,706
Mednax, Inc. (a)	98,114	2,891,420
NovaMed, Inc. (a)	637,418	1,446,939
Owens & Minor, Inc.	69,841	2,313,832
RehabCare Group, Inc. (a)	292,602	5,102,979
Res-Care, Inc. (a)	358,177	5,215,057
U.S. Physical Therapy, Inc. (a)	138,966	1,345,191
Health Care Providers & Services Total		30,700,879
Health Care Technology — 0.3%
Omnicell, Inc. (a)	266,570	2,084,577
Health Care Technology Total		2,084,577

5

	Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Life Sciences Tools & Services — 0.5%
PAREXEL International Corp. (a)	203,371	1,978,800
Varian, Inc. (a)	68,490	1,625,953
Life Sciences Tools & Services Total		3,604,753
HEALTH CARE TOTAL		44,160,025
INDUSTRIALS — 13.9%
Aerospace & Defense — 0.6%
AAR Corp. (a)	149,295	1,872,159
Esterline Technologies Corp. (a)	63,180	1,275,604
Ladish Co., Inc. (a)	159,390	1,157,172
Aerospace & Defense Total		4,304,935
Air Freight & Logistics — 0.2%
Pacer International, Inc.	473,995	1,658,983
Air Freight & Logistics Total		1,658,983
Airlines — 0.7%
Republic Airways Holdings, Inc. (a)	175,960	1,140,221
Skywest, Inc.	269,031	3,346,745
Airlines Total		4,486,966
Building Products — 1.6%
Ameron International Corp.	62,942	3,314,526
Builders FirstSource, Inc. (a)	504,196	1,018,476
Lennox International, Inc.	131,129	3,469,673
NCI Building Systems, Inc. (a)	175,901	390,500
Universal Forest Products, Inc.	87,901	2,339,046
Building Products Total		10,532,221
Commercial Services & Supplies — 1.1%
ABM Industries, Inc.	153,120	2,511,168
Consolidated Graphics, Inc. (a)	159,680	2,031,129
United Stationers, Inc. (a)	94,410	2,651,033
Commercial Services & Supplies Total		7,193,330
Construction & Engineering — 1.8%
Dycom Industries, Inc. (a)	273,221	1,581,949
EMCOR Group, Inc. (a)	249,170	4,278,249
KBR, Inc.	224,799	3,104,474
KHD Humboldt Wedag International Ltd. (a)	223,202	1,542,326
Layne Christensen Co. (a)	89,870	1,444,211
Construction & Engineering Total		11,951,209

6

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Electrical Equipment — 0.8%
Belden, Inc.	149,831	1,874,386
GrafTech International Ltd. (a)	540,449	3,329,166
Electrical Equipment Total		5,203,552
Machinery — 2.3%
Astec Industries, Inc. (a)	99,107	2,599,577
EnPro Industries, Inc. (a)	189,702	3,243,904
FreightCar America, Inc.	126,411	2,215,985
Harsco Corp.	80,917	1,793,930
Kadant, Inc. (a)	144,549	1,665,204
LB Foster Co., Class A (a)	82,831	2,056,694
Robbins & Myers, Inc.	124,120	1,882,900
Machinery Total		15,458,194
Professional Services — 1.7%
CDI Corp.	229,136	2,227,202
Kforce, Inc. (a)	217,474	1,528,842
Korn/Ferry International (a)	237,151	2,148,588
LECG Corp. (a)	426,975	1,084,516
MPS Group, Inc. (a)	730,705	4,347,695
Professional Services Total		11,336,843
Road & Rail — 2.0%
Genesee & Wyoming, Inc., Class A (a)	121,810	2,588,463
Heartland Express, Inc.	231,264	3,425,020
Ryder System, Inc.	43,059	1,219,000
Werner Enterprises, Inc.	420,499	6,357,945
Road & Rail Total		13,590,428
Trading Companies & Distributors — 1.1%
Kaman Corp.	174,842	2,192,519
Watsco, Inc.	159,970	5,443,779
Trading Companies & Distributors Total		7,636,298
INDUSTRIALS TOTAL		93,352,959
INFORMATION TECHNOLOGY — 14.9%
Communications Equipment — 3.3%
ADC Telecommunications, Inc. (a)	384,709	1,688,873
Anaren, Inc. (a)	251,900	2,755,786
Bel Fuse, Inc., Class B	79,721	1,071,450
Black Box Corp.	134,226	3,169,076
Ciena Corp. (a)	294,019	2,287,468
Comtech Telecommunications Corp. (a)	79,030	1,957,573
Emulex Corp. (a)	348,560	1,753,257
Plantronics, Inc.	138,130	1,667,229
Tekelec (a)	164,570	2,177,261
Tellabs, Inc. (a)	783,010	3,586,186
Communications Equipment Total		22,114,159

7

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Computers & Peripherals — 0.7%
Electronics for Imaging, Inc. (a)	242,581	2,377,294
QLogic Corp. (a)	210,271	2,338,213
Computers & Peripherals Total		4,715,507
Electronic Equipment, Instruments & Components — 2.9%
Anixter International, Inc. (a)	123,850	3,923,568
Benchmark Electronics, Inc. (a)	397,201	4,448,651
Brightpoint, Inc. (a)	517,453	2,214,699
CPI International, Inc. (a)	249,430	2,344,642
Electro Scientific Industries, Inc. (a)	603	3,570
MTS Systems Corp.	125,944	2,865,226
NAM TAI Electronics, Inc.	583,790	2,171,699
Plexus Corp. (a)	116,241	1,606,450
Electronic Equipment, Instruments & Components Total		19,578,505
Internet Software & Services — 0.2%
Infospace, Inc. (a)	291,910	1,517,932
Internet Software & Services Total		1,517,932
IT Services — 2.0%
Acxiom Corp.	155,840	1,153,216
CACI International, Inc., Class A (a)	92,420	3,372,406
CSG Systems International, Inc. (a)	174,559	2,492,703
MAXIMUS, Inc.	104,199	4,153,372
TeleTech Holdings, Inc. (a)	230,800	2,513,412
IT Services Total		13,685,109
Semiconductors & Semiconductor Equipment — 3.7%
Actel Corp. (a)	203,886	2,063,326
ATMI, Inc. (a)	111,812	1,725,259
Fairchild Semiconductor International, Inc. (a)	462,281	1,724,308
Kulicke & Soffa Industries, Inc. (a)	535,178	1,402,167
MKS Instruments, Inc. (a)	182,842	2,682,292
OmniVision Technologies, Inc. (a)	309,817	2,081,970
Skyworks Solutions, Inc. (a)	389,471	3,139,136
Standard Microsystems Corp. (a)	142,481	2,650,147
Varian Semiconductor Equipment Associates, Inc. (a)	91,292	1,977,385

8

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Semiconductors & Semiconductor Equipment — (continued)
Verigy Ltd. (a)	266,817	2,201,240
Zoran Corp. (a)	350,096	3,080,845
Semiconductors & Semiconductor Equipment Total		24,728,075
Software — 2.1%
Jack Henry & Associates, Inc.	121,130	1,976,842
Lawson Software, Inc. (a)	205,438	873,111
Mentor Graphics Corp. (a)	394,386	1,751,074
MSC.Software Corp. (a)	402,011	2,267,342
Parametric Technology Corp. (a)	192,650	1,922,647
Progress Software Corp. (a)	104,909	1,821,220
SPSS, Inc. (a)	81,641	2,321,054
Sybase, Inc. (a)	48,943	1,482,483
Software Total		14,415,773
INFORMATION TECHNOLOGY TOTAL		100,755,060
MATERIALS — 6.0%
Chemicals — 1.6%
Cytec Industries, Inc.	124,989	1,877,334
H.B. Fuller Co.	351,419	4,568,447
OM Group, Inc. (a)	219,359	4,238,016
Chemicals Total		10,683,797
Construction Materials — 0.5%
Eagle Materials, Inc.	122,231	2,964,102
Construction Materials Total		2,964,102
Containers & Packaging — 1.6%
Greif, Inc., Class A	74,583	2,482,868
Greif, Inc., Class B	175,768	5,740,583
Packaging Corp. of America	201,590	2,624,702
Containers & Packaging Total		10,848,153
Metals & Mining — 1.9%
Carpenter Technology Corp.	126,120	1,780,814
Harry Winston Diamond Corp.	604,926	1,742,187
Haynes International, Inc. (a)	134,014	2,388,129
Olympic Steel, Inc.	160,009	2,427,337
RTI International Metals, Inc. (a)	237,731	2,781,453
Schnitzer Steel Industries, Inc., Class A	60,390	1,895,642
Metals & Mining Total		13,015,562
Paper & Forest Products — 0.4%
Clearwater Paper Corp. (a)	328,491	2,637,783
Mercer International, Inc. (a)	278,987	184,131
Paper & Forest Products Total		2,821,914
MATERIALS TOTAL		40,333,528

9

	Shares	Value ($)
Common Stocks — (continued)
TELECOMMUNICATION SERVICES — 1.0%
Diversified Telecommunication Services — 0.4%
Warwick Valley Telephone Co.	231,250	2,541,437
Diversified Telecommunication Services Total		2,541,437
Wireless Telecommunication Services — 0.6%
Syniverse Holdings, Inc. (a)	252,810	3,984,286
Wireless Telecommunication Services Total		3,984,286
TELECOMMUNICATION SERVICES TOTAL		6,525,723
UTILITIES — 5.7%
Electric Utilities — 3.2%
ALLETE, Inc.	157,660	4,207,945
El Paso Electric Co. (a)	259,808	3,660,695
Great Plains Energy, Inc.	177,831	2,395,384
Hawaiian Electric Industries, Inc.	117,911	1,620,097
Maine & Maritimes Corp.	49,290	1,725,150
MGE Energy, Inc.	149,484	4,689,313
UIL Holdings Corp.	158,476	3,537,184
Electric Utilities Total		21,835,768
Independent Power Producers & Energy Traders — 0.6%
Black Hills Corp.	226,701	4,055,681
Independent Power Producers & Energy Traders Total		4,055,681
Multi-Utilities — 1.9%
Avista Corp.	282,310	3,890,232
CH Energy Group, Inc.	91,154	4,275,123
NorthWestern Corp.	214,351	4,604,259
Multi-Utilities Total		12,769,614
UTILITIES TOTAL		38,661,063

Total Common Stocks (cost of $888,153,093)		668,718,566

10

	Units	Value ($)
Rights — 0.0%
FINANCIALS — 0.0%
Insurance — 0.0%
United America Indemnity Ltd., Class A Expires 04/06/09 (a)	676,815	81,218
Insurance Total		81,218
FINANCIALS TOTAL		81,218

Total Rights (cost of $2,072,507)		81,218

	Par ($)
Short-Term Obligation — 1.0%
Repurchase agreement with Fixed Income Clearing Corp., dated 03/31/09, due 04/01/09 at 0.100%, collateralized by a U.S. Treasury Obligation maturing 08/15/18, market value $7,000,233 (repurchase proceeds $6,859,019)	6,859,000	6,859,000

Total Short-Term Obligation (cost of $6,859,000)		6,859,000

Total Investments — 100.2% (cost of $897,084,600)(b)(c)		675,658,784

Other Assets & Liabilities, Net — (0.2)%		(1,515,638)

Net Assets — 100.0%		674,143,146

Notes to Investment Portfolio:
*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of New York Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

11

On July 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of March 31, 2009 in valuing the Fund’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments
	Level 1 — Quoted Prices	$668,718,566	$—
	Level 2 — Other Significant Observable Inputs	6,940,218	—
	Level 3 — Significant Unobservable Inputs	—	—
	Total	$675,658,784	$—

	The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party pricing service may be employed for purposes of fair market valuation.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $897,084,600.

(c)	Unrealized appreciation and depreciation at March 31, 2009 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Depreciation
	$52,553,420	$(273,979,236)	$(221,425,816)

12

Item  2. Controls and Procedures.

(a)   The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)   There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	May 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	May 21, 2009

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	May 21, 2009